FINANCIAL INSTRUMENTS - Financial assets and financial liabilities exposure to foreign currency risk (Details) - Foreign exchange risk ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)
FINANCIAL INSTRUMENTS
Foreign currency liabilities offset by time deposits and receivables (as a percent)	25.00%
US. Dollar
FINANCIAL INSTRUMENTS
Net exposure | $	$ 850		$ 590
Japanese yen
FINANCIAL INSTRUMENTS
Net exposure | ¥		¥ (10)		¥ (790)
Minimum
FINANCIAL INSTRUMENTS
Duration of time deposits and hedging instruments	3 months
Maximum
FINANCIAL INSTRUMENTS
Duration of time deposits and hedging instruments	12 months
Financial assets | US. Dollar
FINANCIAL INSTRUMENTS
Net exposure | $	$ 1,020		830
Financial assets | Japanese yen
FINANCIAL INSTRUMENTS
Net exposure | ¥		10		10
Financial liability | US. Dollar
FINANCIAL INSTRUMENTS
Net exposure | $	$ (170)		$ (240)
Financial liability | Japanese yen
FINANCIAL INSTRUMENTS
Net exposure | ¥		¥ (20)		¥ (800)